Earnings/ (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted
	2020		2019		2018
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS
Net income / (loss) from continuing operations	$2,295	$2,295	$(6,743)	$(6,743)	$(7,943)	$(7,943)
plus gain from repurchase of preferred shares	1,500	1,500	-	-	-	-
less income allocated to participating securities	(87)	(87)	-	-	-	-
Net income / (loss) available to common stockholders from continuing operations	3,708	3,708	(6,743)	(6,743)	(7,943)	(7,943)

Net income / (loss) from discontinued operations	1,482	1,482	(25,314)	(25,314)	(44,952)	(44,952)

Total net income / (loss) available to common stockholders	5,190	5,190	(32,057)	(32,057)	(52,895)	(52,895)

Weighted average number of common shares outstanding	4,875,475	4,875,475	2,864,676	2,864,676	945,056	945,056
Effect of dilutive shares	-	70,087	-	-	-	-
Total shares outstanding	4,875,475	4,945,562	2,864,676	2,864,676	945,056	945,056

Earnings / (Loss) per common share, continuing operations	$0.76	$0.75	$(2.35)	$(2.35)	$(8.40)	$(8.40)

Earnings / (Loss) per common share, discontinued operations	$0.30	$0.30	$(8.84)	$(8.84)	$(47.57)	$(47.57)

Earnings / (Loss) per common share, total	$1.06	$1.05	$(11.19)	$(11.19)	(55.97)	$(55.97)